Equity - Share-Based Compensation and Share-Based Payment Reserve	12 Months Ended
Dec. 31, 2025
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Equity - share-based compensation and share-based payment reserve

Note 24. Equity - share-based compensation and share-based payment reserve

The Company has adopted a share incentive plan (the “Plan”) under which it is authorized to grant options and restricted share units to officers, directors, employees and consultants. The options expiration and vesting schedule are as determined by the Board of Directors.

Restricted Share Units (“RSUs”)

On February 15, 2025, the Company issued 130,000 RSUs to employees and directors of the Company.

The RSUs have no exercise price and no expiry date. The RSUs vests over a period of 3 years from date of grant.

On June 26, 2025, the Company issued 904,308 RSUs to directors of the Company. The RSUs have no exercise price and no expiry date. 452,154 RSUs vests on August 31, 2025. 452,154 RSUs vests over multiple vesting events till December 31, 2025.

On December 1, 2025, the Company issued 760,000 RSUs to employees and directors of the Company. The RSUs have no exercise price and no expiry date. 720,000 RSUs vests quarterly over a period of 18 months starting January 1, 2026. 20,000 RSUs vests quarterly over a period of 3 years starting August 1, 2026. 20,000 RSUs vests over a period of 3 years.

The Company recognized share-based compensation expense of $ 3,864,312 for the year ended December 31, 2025 (2024 and 2023: nil) in relation to the vesting of RSUs.

A summary of changes in RSUs options for the years ended December 31, 2025, is presented below:

Number of RSUs outstanding
Balance, January 1, 2025	-
Granted	1,794,308
Vested	(910,974)
Balance, December 31, 2025	883,334

Employee Incentive Options

A summary of changes in stock options for the years ended December 31, 2025, 2024 and 2023 is presented below:

	Number of options outstanding	Weighted average exercise price		Weighted average exercise price
Balance, January 1, 2023	107,688	AUD$	24.32	$
Granted (i)	930,363		2.20
Expired (ii)	(10,981)		33.34
Forfeited (iii)	(12,818)		7.84
Balance, December 31, 2023	1,014,252	AUS$	4.14	$
Expired (iv)	(3,272)		19.55
Forfeited (v)	(19,545)		5.42
Balance, December 31, 2024	991,435		4.06
Granted (vi)	1,564,544		7.94		5.12
Exercised (vii)	(583,376)		2.2		1.43
Expired (viii)	(28,063)		28.97		18.66
Forfeited (ix)	(37,272)		2.13		1.37
Balance, December 31, 2025	1,907,268	AUD$	7.49		$4.82
i.	During the year ended December 31, 2023:

a.	On May 31, 2023, the Company issued 763,636 options to directors of the Company, which vest over three years (33.33% of the options 1 year after grant date; 66.66% remain in equally quarterly over the 2nd & 3rd years after date of grant). The total fair value of the options was $1,119,708. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - 1.61; exercise price - $1.43; expected life - 10 year; annualized volatility 86.6%; dividend yield - 0%; risk free rate - 0.0355%.

b.	On August 3, 2023, the Company issued 166,727 options to employees and consultants of the Company. 84,909 options are vested after 3 years, and 81,818 options are vested after 4 years. The total fair value of the options was $334,940. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $2.14; exercise price - $1.43; expected life - 5 year; annualized volatility 128.89%; dividend yield - 0%; risk free rate - 0.0378%.

ii.	During the year ended December 31, 2023, 10,981 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended December 31, 2023, 12,818 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	During the year ended December 31, 2024, 3,272 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

v.	During the year ended December 31, 2024, 19,545 options were forfeited with a total fair value of $30,777 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	During the year ended December 31, 2025:

a.	On February 15, 2025, the Company issued 244,545 options to employees, directors and consultants of the Company. 123,636 options vest over a period of 3 years from vesting start dates. 139,091 options vests over a period of 4 years from vesting start dates. The total fair value of the options was $570,279. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $2.75; exercise price – $1.375; expected life - 5 years; annualized volatility – 117.4%; dividend yield - 0%; risk free rate – 3.97%.

b.	On August 21, 2025, the Company issued 40,000 options to employees of the Company, vest over a period of 4 years from vesting start dates. The total fair value of the options was $150,040. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $ 4.34; exercise price – $ 2.98; expected life - 5 years; annualized volatility – 119.6%; dividend yield - 0%; risk free rate – 3.59%.
c.	On December 1, 2025, the Company issued 1,279,999 options to employees, directors and consultants of the Company. 1,080,000 options vest over a period of 18 months from vesting start date. 140,000 options vest over a period of 3 years from vesting start dates. 59,999 options vest over a period of 4 years from vesting start dates. The total fair value of the options was $2,397,977. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $5.90; exercise price – $5.90; expected life - 5 years; annualized volatility – 119.1%; dividend yield - 0%; risk free rate – 4.08%.

vii.	During the year ended December 31, 2025, 583,376 options were exercised for a total value of $831,511. Weighted average exercise price per option was $1.43.

viii.	During the year ended December 31, 2025, 28,063 options with a fair value of $262,890 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

ix.	During the year ended December 31, 2025, 37,272 options were forfeited with a total fair value of $9,298 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit

x.	The Company recognized share-based compensation expense of $1,996,664 for the year ended December 31, 2025 (2024: $610,395, 2023: $610,303) in relation to the vesting options issued in previous years.

xi.	As of December 31, 2025, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price		Exercisable At December 31,2025	Expiry Date
2,233	AUD$	33.00	2,233	October 20, 2026
41,818	AUD$	22.00	41,818	July 8, 2026
1,454	AUD$	22.00	1,454	April 13, 2027
2,086	AUD	19.25	2,086	April 13, 2027
11,782	AUD	13.75	11,782	April 13, 2027
240,134	AUD	2.20	112,861	May 31, 2033
81,580	AUD	2.20	42,671	August 3, 2028
206,182	AUD	2.12	19,818	February 14, 2030
40,000	AUD	4.63	-	August 21, 2030
1,279,999	AUD	9.16	15,000	November 30, 2030
1,907,268			249,723

As of December 31, 2025, options outstanding have a weighted average remaining contractual life of 4.91 years (December 31, 2024 – 7.13 years).

Accounting policy for share-based payments

Equity-settled share-based compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, restricted shares units or options over shares, that are provided to employees in exchange for the rendering of services. Cash-settled transactions are awards of cash for the exchange of services, where the amount of cash is determined by reference to the share price.

The cost of equity-settled transactions is measured at fair value on grant date. Options fair value is independently determined using the Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Company receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions is recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

All changes in the liability are recognised in profit or loss. The ultimate cost of cash-settled transactions is the cash paid to settle the liability.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If the non-vesting condition is within the control of the Company or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Company or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.